Note 4 - Personnel Expenses, Including Share-based Compensation	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Personnel Expenses, Including Share-based Compensation

Note 4. Personnel Expenses, Including Share-based Compensation

Accounting Policies

Personnel expenses, other than share-based compensation, are recognized at the undiscounted amount due to the employees or the de-facto employees when they have rendered services to Opera or when the liability otherwise arises. Contributions to publicly or privately administered pension insurance plans are recognized as personnel expenses when they are due. Opera has no further payment obligations related to pensions after the contributions have been paid.

Equity awards granted to employees under Opera’s share incentive plan are classified as equity-settled transactions because the employees will receive equity instruments in the Company when the awards are exercised. Similarly, equity awards granted to Opera employees by Kunlun Tech Co., Ltd. ("Kunlun"), the majority shareholder of Opera, are also classified as equity-settled transactions. Opera does not have any obligation to settle the awards granted by Kunlun and these awards do not lead to dilution for Opera shareholders because the employees receive shares in Kunlun when the awards are exercised.

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation technique. Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of Opera’s best estimate of the number of equity instruments that will ultimately vest. The cost of equity-settled transactions is recognized as a personnel expense, together with a corresponding increase in equity, over the period in which the service and, where applicable, the performance conditions are fulfilled (the “vesting period”). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and Opera’s best estimate of the number of equity instruments that will ultimately vest, such that the amount ultimately recognized is based on the number of awards that meet the service and performance conditions at the vesting date.

For social security contributions payable in connection with equity awards granted by Opera, a liability is recognized over the vesting period based on the fair values of the awards at the reporting date, taking into account awards that are expected to be exercised. The related expense is allocated over the period from the grant date to the end of the vesting period and is presented as part of the share-based compensation expense. From the end of the vesting period to the date of exercise, the liability is adjusted by reference to the current market value of the equity instruments.

Research and development expenditure predominantly consists of compensation to engineering and technical employees. Compensation costs related to research activities are expensed when incurred while compensation costs during the development phase of an internal project to develop an intangible asset are capitalized as part of the cost of the intangible asset when Opera can demonstrate:

• the technical feasibility of completing the intangible asset so that it will be available for use or sale;

• its intention to complete the intangible asset and use or sell it;

• its ability to use or sell the intangible asset;

• how the intangible asset will generate probable future economic benefits;

• the availability of adequate technical, financial, and other resources to complete the development and to use or sell the intangible asset; and

• its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Assessing if and when the criteria above are met is based on judgment, which takes into account past experiences and expectations about the technical ability to complete the development project as intended. The cost of developing new products, features and significant and pervasive improvements of core platform functionality are capitalized as separate intangible assets or as additions to existing intangible assets when the criteria listed above are met. Expenditures related to product maintenance, such as bug fixes, updates needed to comply with changes in laws and regulations, and updates needed to keep pace with the latest trends, are expensed in the period they are incurred.

Personnel Expenses

The table below presents the amounts of personnel expenses including share-based compensation (in thousands):

	Year ended December 31,
	2022	2023	2024
Salaries, including bonuses	$(43,235)	$(41,890)	$(40,890)
Social security contribution, excluding amounts related to share-based compensation	(5,222)	(5,825)	(6,519)
External temporary hires	(10,318)	(11,796)	(15,568)
Defined contribution pension expense	(4,752)	(3,814)	(4,135)
Other personnel-related expenses	(1,758)	(2,476)	(2,827)
Total personnel expenses, excluding share-based compensation	(65,285)	(65,801)	(69,940)
Share-based compensation expense for Opera-granted awards	(7,439)	(10,500)	(6,846)
Share-based compensation expense for parent-granted awards	(1,865)	(6,450)	(2,872)
Total personnel expenses, including share-based compensation	$(74,588)	$(82,750)	$(79,658)

Share-based Compensation

Opera has adopted a share incentive plan for the purpose of rewarding, attracting, and retaining employees by providing long term incentives in the form of restricted share units (“RSUs”) and options. Furthermore, Kunlun, the majority shareholder of Opera, has enrolled certain employees of Opera in its share incentive plan under which these employees have received options issued by Kunlun as compensation for services they provide to Opera. In these consolidated financial statements, the awards granted by Kunlun are described as RSUs to be consistent with their classification under Chinese securities regulations. Opera does not have any obligation to settle the awards granted by Kunlun and these awards do not lead to dilution for Opera shareholders because the employees receive shares in Kunlun when the awards are exercised. All counts of RSUs, options and per-unit values, as disclosed in these consolidated financial statements, are converted to share-equivalent units.

The following table shows the movements in the number of RSUs and options:

	Opera: RSUs		Opera: Options		Kunlun: RSUs
	Number of RSUs	Weighted average grant date fair value	Number of options	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding as of January 1, 2023	1,785,275	$9.90	100,000	$3.40	2,925,000	$1.22
Regular awards during the year	934,359	$8.39	—	$—	6,200,000	$2.01
Dividend adjustment awards during the year	257,551	$—	—	$—	—	$—
Forfeited during the year	(50,203)	$8.66	—	$—	(2,000,000)	$1.68
Exercised during the year	(1,008,509)	$8.37	(60,000)	$1.92	(832,500)	$1.10
Outstanding as of December 31, 2023	1,918,473	$8.67	40,000	$5.62	6,292,500	$1.86
Regular awards during the year	390,000	$12.58	—	$—	1,610,824	$3.22
Dividend adjustment awards during the year	89,946	$—	—	$—	—	$—
Forfeited during the year	(19,295)	$8.84	—	$—	—	$—
Exercised during the year	(961,870)	$8.16	—	$—	(2,199,000)	$1.72
Outstanding as of December 31, 2024	1,417,254	$9.54	40,000	$5.62	5,704,324	$2.23

Dividend adjustment awards represent adjustments to the number of un-exercised RSUs based on the yield of dividends paid. These awards are designed to ensure that un-exercised RSUs maintain their value, and therefore dividend adjustment grants do not have any incremental value when considered together with the original regular awards.

RSUs granted by Kunlun have as non-market performance conditions for vesting requirements for Kunlun’s consolidated net income to exceed defined thresholds. In connection with the preparation of Opera’s consolidated financial statements for 2024, it was determined that 1,666,500 RSUs granted by Kunlun are not expected to vest because Kunlun’s consolidated net income in 2024 was not expected to exceed the threshold for vesting. This resulted in the reversal in 2024 of the cumulative share-based compensation expense of $2.9 million for these RSUs. In the table above showing movements in the number of equity awards, these RSUs were, however, presented as outstanding as of year-end because they are expected to be forfeited in 2025 subsequent to when Kunlun’s consolidated financial statements have been issued.

As of December 31, 2024, the weighted average remaining vesting period for the RSUs and options outstanding under Opera’s share incentive plan was 0.44 years (2023: 0.64 years), whereas the weighted average remaining vesting period for the RSUs outstanding under Kunlun’s share incentive plan was 0.79 years (2023: 1.10 years).

The fair values of RSUs granted by Opera were measured using a Monte Carlo simulation, whereas the fair values of options granted by Opera and RSUs granted by Kunlun were measured using the Black-Scholes model. The application of these valuation techniques requires an assessment and identification of appropriate inputs, including fair value of the underlying equity instruments at the grant date, expected life of the grant and volatility. Set forth in the table below are the weighted average values for inputs used in the valuation techniques:

	Opera		Kunlun
	2023 RSU grants	2024 RSU grants	2023 RSU grants	2024 RSU grants
Fair value of underlying share at grant date	$8.46	$12.61	$3.48	$5.78
Expected volatility	50.5%	63.0%	24.6%	23.5%
Risk-free rate	4.9%	4.3%	2.1%	2.1%
Duration of initial simulation period (years to longstop date)	2.49	2.39	N/A	N/A
Duration of second simulation period with postponed exercise (years)	3.00	3.00	N/A	N/A
Exercise price	$—	$—	$1.54	$2.69

The expected volatility was computed based on the annualized standard deviation on the continuously compounded rates of return for the historical prices of Opera’s and Kunlun’s shares, and with regard to RSUs granted by Kunlun, certain similar companies, over a period equal to the expected lifetime of the equity awards.

Based on the inputs above, the weighted average fair value at the grant dates of regular RSUs was $8.39 in 2023 and $12.58 in 2024, whereas the weighted average fair value at the grant dates of RSUs granted by Kunlun was $2.01 in 2023 and $3.22 in 2024.

Compensation to Key Management Personnel

The table below presents the amounts of expensed compensation to the directors and executive officers of the Company, including the grant-date fair value of vested equity awards (in thousands):

	Year ended December 31,
	2022	2023	2024
Short-term employee benefits	$(2,371)	$(2,495)	$(2,064)
Post-employment and medical benefits	(56)	(72)	(116)
Share-based compensation	(1,488)	(1,693)	(3,571)
Total compensation to key management personnel	$(3,914)	$(4,260)	$(5,751)

No loans have been granted and no guarantees have been issued to key management personnel. Key management personnel do not have any agreements for compensation upon termination or change of employment or directorship.

Research and Development Expenditure

The following table presents the amounts of compensation to employees engaged in research and development activities (in thousands):

	Year ended December 31,
	2022	2023	2024
Total research and development expenditure	$(50,537)	$(46,098)	$(54,378)
Less: Capitalized development expenditure (Note 10)	6,825	4,587	7,705
Net research and development expenditure recognized as part of personnel expenses	$(43,713)	$(41,511)	$(46,673)